Investment in associates - Narrative (Details) € / shares in Units, £ in Millions, $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 EUR (€) year € / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) year	Dec. 31, 2023 CAD ($) year	Dec. 31, 2021 EUR (€)
Detail of information about investments in associates [Line Items]
Increase (decrease) in equity			€ 2,309,000,000			€ (467,000,000)
Profit (loss)			3,490,000,000			511,000,000			€ 305,000,000
Ownership interest of the Ferrovial			2,023,000,000
Capital gain before taxes			0.95
Derivatives investment in associates			€ 20,000,000			17,000,000
Positive impacts						43,000,000
Parcentage of debt commitments in AGS			50.00%	50.00%	50.00%
Recognition of a capital gain			€ 19,000,000
Percentage holding the majority of voting rights			49.00%	49.00%	49.00%
Percentage of economic rights and majority of voting rights			100.00%										100.00%	100.00%
Increase decrease in investments in associates			€ 985,000,000			87,000,000
Increase decrease in investments in associates other			(168,000,000)			(5,000,000)
Long term loans in associates [Member]
Detail of information about investments in associates [Line Items]
Subordinated loan granted per share holders nominal amount AGS | £													£ 195
Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Profit (loss)			663,000,000			€ 548,000,000			€ 157,000,000
Capital gain transaction price			100,000,000
Recognition of a capital gain			€ 19,000,000
Percentage holding the majority of voting rights			51.00%	51.00%	51.00%
India, Rupees
Detail of information about investments in associates [Line Items]
Par value per share | € / shares			€ 57.24			€ 41.55
India, Rupees | Exchange rate interval maximum [Member]
Detail of information about investments in associates [Line Items]
Exchange rate			90.2
407 International Inc [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate			43.23%	43.23%	43.23%
Percentage of divestment of ownership interest			10.00%										10.00%	10.00%
Derivatives investment in associates			€ 0			€ 0
Increase decrease in investments in associates other			€ 0			€ 0
407 International Inc [Member] | Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate			43.23%	43.23%	43.23%
407 International Inc [Member] | Canada, Dollars
Detail of information about investments in associates [Line Items]
Increase (decrease) in equity | $					$ (409)
Dividends payments to shareholders | $					1,100
Profit (loss) | $	$ (692)							$ (567)			$ (435)
Non-current portion of non-current borrowings | $	$ 10,716															$ 10,318
Increase decrease in non current liabilities | $					$ 401
407 International Inc [Member] | Canada, Dollars | Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Increase decrease in borrowings | $											$ 509
JFKNTO sponsor aggregator LLC [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate			49.00%	49.00%	49.00%
Percentage of divest carlyle groupIn JFKNTO LLC						4.00%									4.00%	4.00%
The percentage transaction achieved a total real interest cost			4.65%	4.65%	4.65%
Derivatives investment in associates			€ 9,000,000	$ 20.0		€ 31,000,000
Increase decrease in investments in associates other			€ 0			(1,000,000)
JFKNTO sponsor aggregator LLC [Member] | Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate			49.00%	49.00%	49.00%
JFKNTO sponsor aggregator LLC [Member] | United States of America, Dollars
Detail of information about investments in associates [Line Items]
Total amount of commitment to inject social capital by shareholders | $				$ 2,330.0
Amount of commitment to inject social capital by ferrovial | $										$ 1,142.0
Issued capital | $														$ 1,635.0	$ 600.0
Amount disbursed of commitment to inject social capital by Ferrovial | $				801.0
Interest rate swaps IRS associated with the projects bank debt and future debt issuances effective hedge accounting | $														645.0	3,005.0
Amount insured by assured guaranty municipal corp of bonds issued by NTO | $														800.0	800.0
JFKNTO sponsor aggregator LLC [Member] | United States of America, Dollars | Concession [Member]
Detail of information about investments in associates [Line Items]
Expenses necessary to obtain the concession contract, as well as the costs of construction and development of the project. | $				3,971.0			$ 2,247.0
JFKNTO sponsor aggregator LLC [Member] | United States of America, Dollars | Concession present value of future payments to the port authority
Detail of information about investments in associates [Line Items]
Related to the present value of the future payments, throughout the concession period, for the acquisition of the concession | $				4,096.0			3,921.0
JFKNTO sponsor aggregator LLC [Member] | United States of America, Dollars | Amortization expense and a bond issue [Member]
Detail of information about investments in associates [Line Items]
The project issued Green Bonds | $														2,550.0
Increase decrease in non current liabilities | $							$ 2,000.0
JFKNTO sponsor aggregator LLC [Member] | United States of America, Dollars | Net variation in bank borrowings [Member]
Detail of information about investments in associates [Line Items]
Non-current portion of non-current borrowings | $														$ 4,600.0	$ 1,740.0
JFKNTO sponsor aggregator LLC [Member] | United States of America, Dollars | Other movements [Member] | Capital contributions [Member]
Detail of information about investments in associates [Line Items]
Increase (decrease) in equity | $				$ 1,035.0
AGS airports holdings limited [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate			50.00%	50.00%	50.00%
Derivatives investment in associates						0
Proceeds from sale or issue of treasury shares | £		£ 900
Increase decrease in investments in associates other						0
AGS airports holdings limited [Member] | AGS Divestment [Member]
Detail of information about investments in associates [Line Items]
Percentage of sale of all participation												€ 1
Proceeds from sale or issue of treasury shares | £		900
Capital gain transaction price												€ 297,000,000
AGS airports holdings limited [Member] | Long term loans in associates [Member]
Detail of information about investments in associates [Line Items]
Subordinated loan granted per share holders nominal amount AGS			€ 235,000,000
AGS airports holdings limited [Member] | Macquari [Member]
Detail of information about investments in associates [Line Items]
Percentage of sale of all participation			€ 0.50
IRB infrastructure developers limited [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate			19.86%	19.86%	19.86%
Total stake retain by Ferrovial for associates			5.00%	5.00%	5.00%
Capital gain before taxes			€ 133,000,000
Cost of sales			€ 215,000,000
Amount paid for the adquisition																	€ 369,000,000
Percentage of the adquisition			5.00%										5.00%	5.00%			24.86%
Derivatives investment in associates			€ (4,000,000)			1,000,000
Increase decrease in investments in associates other			(80,000,000)			(1,000,000)
IRB infrastructure developers limited [Member] | October [Member]
Detail of information about investments in associates [Line Items]
Price divestment in different concessions			€ (77,000,000)
IRB infrastructure developers limited [Member] | Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Percentage adquired by Ferrovial subsidiary of the buyers capital			23.99%										23.99%	23.99%
IRB infrastructure developers limited [Member] | India, Rupees | Exchange rate interval minimum [Member]
Detail of information about investments in associates [Line Items]
Exchange rate			89.3
Other companies [Member]
Detail of information about investments in associates [Line Items]
Contingent liabilities relating to associates that might ultimately be assumed by the group						€ 0
Number of significant companies in which the ownership interest exceeds 20% that are not equity accounted | year						0									0	0
Derivatives investment in associates			€ 15,000,000			€ (15,000,000)
Percentage of ownership interest exceed that are not equity accounted			20.00%										20.00%	20.00%
Increase decrease in investments in associates other			€ (88,000,000)			(3,000,000)
IRB Infrastructure Trust (Private InvIT) [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate			23.99%	23.99%	23.99%
Total investment related to the acquisition			€ 652,000,000
Retains its current stak			€ 0.51
Total stake retain by Ferrovial for associates			34.10%	34.10%	34.10%
Derivatives investment in associates			€ 0
Percentage of ownership interest exceed that are not equity accounted			19.86%										19.86%	19.86%
Increase decrease in investments in associates other			€ 0
IRB Infrastructure Trust (Private InvIT) [Member] | Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Percentage of Ferrovials share capital related to the number of shares acquired share based remuneration schemes			23.99%										23.99%	23.99%
Total investment related to the acquisition			€ 652,000,000
Percentage of ownership interest exceed that are not equity accounted			19.86%										19.86%	19.86%
Toll road concessions			€ 14
Carrying amount acquisition			€ 300,000,000
Proportion of ownership interest in subsidiary			19.86%	19.86%	19.86%
Percentage held in shares			23.99%										23.99%	23.99%
Percentage adquired by Ferrovial subsidiary of the buyers capital			23.99%										23.99%	23.99%
Fair value adjustment			€ 90,000,000
IRB Infrastructure Trust (Private InvIT) [Member] | IRB infrastructure developers limited [Member]
Detail of information about investments in associates [Line Items]
Total investment related to the acquisition			€ 58,000,000
IRB Infrastructure Trust (Private InvIT) [Member] | India, Rupees | Toll roads division [Member] | Exchange rate interval maximum [Member]
Detail of information about investments in associates [Line Items]
Exchange rate			90.21
IRB Infrastructure Trust (Private InvIT) [Member] | India, Rupees | Toll roads division [Member] | Exchange rate interval minimum [Member]
Detail of information about investments in associates [Line Items]
Exchange rate			89.2
IRB Infrastructure Trust (Private InvIT) [Member] | India, Rupees | IRB infrastructure developers limited [Member] | Exchange rate interval maximum [Member]
Detail of information about investments in associates [Line Items]
Exchange rate			87.83
IRB Infrastructure Trust (Private InvIT) [Member] | GIC Private Limited [Member]
Detail of information about investments in associates [Line Items]
Percentage of Ferrovials share capital related to the number of shares acquired share based remuneration schemes			49.00%										49.00%	49.00%
Percentage transaction			€ 0.25
FGP Topco limited [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate			19.75%	19.75%	19.75%
Total stake retain by Ferrovial for associates			25.00%	25.00%	25.00%
Derivatives investment in associates						0
Percentage of the sale of the FGP Topco			19.75%	19.75%	19.75%
Increase decrease in investments in associates other						€ 0
FGP Topco limited [Member] | HAH 5.25% stake divestment [Member]
Detail of information about investments in associates [Line Items]
Percentage of the sale of all of its remaining shares			5.25%										5.25%	5.25%
Approximate amount of the sale of all remaining shares | £													£ 455
FGP Topco limited [Member] | Financial investment carried at fair value [Member]
Detail of information about investments in associates [Line Items]
Percentage of the sale of the FGP Topco			19.75%	19.75%	19.75%
Percentage ownership interest of the Ferrovial			5.25%	5.25%	5.25%
Positive impacts			€ 547,000,000
FGP Topco limited [Member] | Airports division [Member]
Detail of information about investments in associates [Line Items]
Percentage of the sale of the FGP Topco			19.75%	19.75%	19.75%
Ferrovial [Member]
Detail of information about investments in associates [Line Items]
Proceeds from sale or issue of treasury shares | £		450
Ferrovial [Member] | AGS Divestment [Member]
Detail of information about investments in associates [Line Items]
Proceeds from sale or issue of treasury shares | £		£ 450
Ganga Expressway Project "Ganga" [Member]
Detail of information about investments in associates [Line Items]
Percentage of the adquisition			80.40%										80.40%	80.40%
Ganga Expressway Project "Ganga" [Member] | Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Exchange rate			0.804										0.804	0.804
Proportion of ownership interest in subsidiary			19.60%	19.60%	19.60%